Finance debt - Convertible senior unsecured sustainability-linked bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	€ 30,390	€ 28,729
Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	1,000
ENI SpA | of which financial liabilities
Borrowings
Nominal value	920
Discount on bond issue and accrued expenses	17
Borrowings	937
ENI SpA | of which equity
Borrowings
Nominal value	80
Discount on bond issue and accrued expenses	(1)
Borrowings	79
ENI SpA | Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	1,000
Discount on bond issue and accrued expenses	16
Borrowings	€ 1,016
Borrowings, original currency	EUR
Borrowings, maturity	2030
Borrowings, interest rate	2.95%